employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
employee future benefits
Union pension plan and public service pension plan contributions	$ 3	$ 4	$ 6	$ 8
Other defined contribution pension plans	29	31	53	55
Total	$ 32	$ 35	$ 59	$ 63